LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 75,973,092	R$ 70,856,496
Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	64,181,650
Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,952
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	46,253,007
Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	17,916,691
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,791,442	R$ 14,199,248
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	312,077
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	703,502
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	22,611
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	782,685
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,687,560
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,276,330
Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	273,852
Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,314,737
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,418,088
2023
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,863,647
2023 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,952
2023 | Foreign | BNDES
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,952
2023 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,851,695
2023 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	67,880
2023 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	18,866
2023 | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	18,610
2023 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	58,779
2023 | Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,687,560
2024
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,538,946
2024 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,103,437
2024 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,103,437
2024 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,435,509
2024 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	47,624
2024 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	18,866
2024 | Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,001
2024 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	50,281
2024 | Domestic (Brazil) | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,314,737
2025
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,405,568
2025 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,990,396
2025 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,876,648
2025 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	6,113,748
2025 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,415,172
2025 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	97,483
2025 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	17,618
2025 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	181,221
2025 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	640,800
2025 | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	137,500
2025 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,340,550
2026
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	11,683,412
2026 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	8,292,882
2026 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,904,133
2026 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	5,388,749
2026 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,390,530
2026 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	84,422
2026 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	23,245
2026 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	181,266
2026 | Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	635,530
2026 | Domestic (Brazil) | NCR ("Rural producer certificate")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	136,352
2026 | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	2,329,715
2027
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	8,293,069
2027 | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	8,170,727
2027 | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	3,859,970
2027 | Foreign | Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	4,310,757
2027 | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	122,342
2027 | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	6,995
2027 | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	91,995
2027 | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	23,352
2028 onwards
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	39,188,450
2028 onwards | Foreign
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	37,612,256
2028 onwards | Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	37,612,256
2028 onwards | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	1,576,194
2028 onwards | Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	7,673
2028 onwards | Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	532,912
2028 onwards | Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	287,786
2028 onwards | Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans and financing	R$ 747,823